SCHEDULE OF INCOME TAX EXPENSES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
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CAYMAN ISLANDS
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HONG KONG
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UNITED STATES
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